Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deferred finance fees, current portion	$ 1,748	$ 2,053
Deferred finance fees, non-current portion	$ 1,131	$ 2,981
Common unitholders - units outstanding	36,802,247	36,802,247
General Partner unitholders - units issued	35,526	35,526
Series A Preferred Stock [Member]
Units authorized	3,450,000	3,450,000
Units outstanding	3,000,000	3,000,000
Units issued	3,000,000	3,000,000
Series B Preferred Stock [Member]
Units authorized	2,530,000	2,530,000
Units outstanding	2,200,000	2,200,000
Units issued	2,200,000	2,200,000